Pension and Postretirement Benefit Plans - Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	$ 12,005	[1],[2]	$ 10,596	[1],[2]	$ 9,977	[1]
U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	2,111		1,196
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	2,522		2,766
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1,794		1,708
U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	870		817
U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	808		660
U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1,971		2,085
U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	920		899
U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	353
U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Other Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	656		465
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	7,118	[2],[3]	6,699	[2],[3]	6,516	[3]
International Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	311		518
International Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1,513		1,458
International Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	2,047		1,881
International Pension Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	786		804
International Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1,015		932
International Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	542		376
International Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	55		21
International Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	433		435
International Pension Plans [Member] | Other Investments [Member] | Other Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	416		274
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	422	[2],[4],[5]	414	[2],[4],[5]	370	[4]
Postretirement Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	19		12
Postretirement Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	24		29
Postretirement Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	17		18
Postretirement Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	8		9
Postretirement Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	8		7
Postretirement Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	19		21
Postretirement Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	312		306
Postretirement Plans [Member] | Other Investments [Member] | Other Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	15		12
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	2,509	[6]	2,765	[6]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	2,509	[6]	2,765	[6]
Fair value inputs Level 1 [Member] | International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1,432	[6]	1,166	[6]
Fair value inputs Level 1 [Member] | International Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1,432	[6]	1,166	[6]
Fair value inputs Level 1 [Member] | Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	24	[5],[6]	29	[5],[6]
Fair value inputs Level 1 [Member] | Postretirement Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	24	[6]	29	[6]
Fair Value, Inputs, Level 2 [Member] | U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	7,911	[6]	6,464	[6]
Fair Value, Inputs, Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	2,111	[6]	1,196	[6]
Fair Value, Inputs, Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	12	[6]
Fair Value, Inputs, Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1,794	[6]	1,708	[6]
Fair Value, Inputs, Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	870	[6]	817	[6]
Fair Value, Inputs, Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	805	[6]	660	[6]
Fair Value, Inputs, Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1,966	[6]	2,083	[6]
Fair Value, Inputs, Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	353	[6]
Fair Value, Inputs, Level 2 [Member] | International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	4,920	[6]	4,935	[6]
Fair Value, Inputs, Level 2 [Member] | International Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	311	[6]	518	[6]
Fair Value, Inputs, Level 2 [Member] | International Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	81	[6]	292	[6]
Fair Value, Inputs, Level 2 [Member] | International Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	2,047	[6]	1,881	[6]
Fair Value, Inputs, Level 2 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	786	[6]	804	[6]
Fair Value, Inputs, Level 2 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1,015	[6]	932	[6]
Fair Value, Inputs, Level 2 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	542	[6]	376	[6]
Fair Value, Inputs, Level 2 [Member] | International Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	4	[6]	4	[6]
Fair Value, Inputs, Level 2 [Member] | International Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	67	[6]	69	[6]
Fair Value, Inputs, Level 2 [Member] | International Pension Plans [Member] | Other Investments [Member] | Other Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	67	[6]	59	[6]
Fair Value, Inputs, Level 2 [Member] | Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	398	[5],[6]	385	[5],[6]
Fair Value, Inputs, Level 2 [Member] | Postretirement Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	19	[6]	12	[6]
Fair Value, Inputs, Level 2 [Member] | Postretirement Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	17	[6]	18	[6]
Fair Value, Inputs, Level 2 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	8	[6]	9	[6]
Fair Value, Inputs, Level 2 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	8	[6]	7	[6]
Fair Value, Inputs, Level 2 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	19	[6]	21	[6]
Fair Value, Inputs, Level 2 [Member] | Postretirement Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	312	[6]	306	[6]
Fair Value, Inputs, Level 2 [Member] | Postretirement Plans [Member] | Other Investments [Member] | Other Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	15	[6]	12	[6]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1,585	[6]	1,367	[6]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1	[6]	1	[6]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	3	[6]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	5	[6]	2	[6]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	920	[6]	899	[6]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Other Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	656	[6]	465	[6]
Fair value inputs Level 3 [Member] | International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	766	[6]	598	[6]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	51	[6]	17	[6]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	366	[6]	366	[6]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Other Investments [Member] | Other Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	$ 349	[6]	$ 215	[6]

[1]	The unfavorable change in our U.S. qualified plans' projected benefit obligations funded status was largely driven by changes in interest rates and lower than expected asset returns, partially offset by plan contributions of $2.0 billion.
[2]	The U.S. qualified pension plans loan securities to other companies. Such securities may be onward loaned, sold or pledged by the other companies, but they may be required to be returned in a short period of time. We also require cash collateral from these companies and a maintenance margin of 103% of the fair value of the collateral relative to the fair value of the loaned securities. As of December 31, 2011, the fair value of collateral received was $2 million and, as of December 31, 2010, the fair value of collateral received was $581 million. The securities loaned continue to be included in the table above in Fair value of plan assets, and the securities-lending program for the pension plans will be discontinued in 2012.
[3]	The favorable change in our international plans' projected benefit obligations funded status was largely driven by changes in actuarial assumptions, partially offset by the weakening of the U.S. dollar against the U.K. pound and euro. Outside the U.S., in general, we fund our defined benefit plans to the extent that tax or other incentives exist and we have accrued liabilities on our consolidated balance sheet to reflect those plans that are not fully funded.
[4]	The unfavorable change in our postretirement plans' accumulated benefit obligations (ABO) funded status was largely driven by changes in actuarial assumptions.
[5]	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.
[6]	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E. Significant Accounting Policies: Fair Value).